Investor Aand Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Sustainable Advantage Emerging Markets Equity Fund	Apr. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,681
Expense Example, with Redemption, 10 Years	3,790
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	1,452
Expense Example, with Redemption, 5 Years	2,287
Expense Example, with Redemption, 10 Years	$ 4,438